Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.1%
Auto Parts & Equipment — 0.8%
QuantumScape Corp.*	16,158	$135,889
Visteon Corp.*	5,523	585,769
		721,658
Banks — 1.1%
Walker & Dunlop, Inc.	12,448	1,042,271
Biotechnology — 3.8%
Akero Therapeutics, Inc.*	4,493	152,987
Altimmune, Inc.*	6,759	86,312
EyePoint Pharmaceuticals, Inc.*	22,136	175,096
Fate Therapeutics, Inc.*	9,596	215,046
Global Blood Therapeutics, Inc.*	4,535	308,834
Insmed, Inc.*	18,252	393,148
Ligand Pharmaceuticals, Inc.*	8,806	758,285
PTC Therapeutics, Inc.*	9,808	492,362
Sarepta Therapeutics, Inc.*	7,717	853,037
Zai Lab Ltd., ADR*	4,471	152,908
		3,588,015
Building Materials — 0.9%
Summit Materials, Inc., Class A*	34,386	823,889
Chemicals — 1.6%
Sensient Technologies Corp.	21,729	1,506,689
Commercial Services — 10.6%
Clarivate PLC*	63,681	597,965
Euronet Worldwide, Inc.*	11,462	868,361
HealthEquity, Inc.*	11,845	795,629
John Wiley & Sons, Inc., Class A	12,968	487,078
Mister Car Wash, Inc.*	33,306	285,766
Paylocity Holding Corp.*	5,904	1,426,288
Shift4 Payments, Inc., Class A*	12,151	542,056
Stride, Inc.*	37,442	1,573,687
Terminix Global Holdings, Inc.*	42,749	1,636,859
TriNet Group, Inc.*	13,505	961,826
WEX, Inc.*	5,370	681,668
		9,857,183
Computers — 2.8%
Maximus, Inc.	11,180	646,986
NCR Corp.*	16,911	321,478
WNS Holdings Ltd., ADR*	20,377	1,667,654
		2,636,118
Distribution & Wholesale — 1.3%
Core & Main, Inc., Class A*	54,621	1,242,082
Diversified Financial Services — 5.9%
Cboe Global Markets, Inc.	9,746	1,143,888
Focus Financial Partners, Inc., Class A*	18,043	568,535
Foresight Acquisition Corp. PIPE	72,553	335,195
LendingTree, Inc.*	4,385	104,626
LPL Financial Holdings, Inc.	15,303	3,343,399
		5,495,643
	Number of Shares	Value†

Electric — 0.8%
NRG Energy, Inc.	18,882	$722,614
Electrical Components & Equipment — 1.5%
EnerSys	12,601	733,000
Novanta, Inc.*	5,374	621,503
		1,354,503
Electronics — 4.4%
Brady Corp., Class A	31,174	1,300,891
Itron, Inc.*	5,386	226,804
Napco Security Technologies, Inc.*	37,649	1,094,833
National Instruments Corp.	12,687	478,807
OSI Systems, Inc.*	13,376	963,875
		4,065,210
Energy-Alternate Sources — 0.3%
Stem, Inc.*	18,462	246,283
Entertainment — 0.4%
Manchester United PLC, Class A	28,299	375,528
Environmental Control — 0.4%
Montrose Environmental Group, Inc.*	10,500	353,325
Food — 2.1%
Hostess Brands, Inc.*	61,697	1,433,838
Premium Brands Holdings Corp.	9,244	568,821
		2,002,659
Hand & Machine Tools — 1.2%
Regal Rexnord Corp.	7,815	1,096,913
Healthcare Products — 9.1%
Alphatec Holdings, Inc.*	51,175	447,270
Bio-Techne Corp.	1,746	495,864
Bruker Corp.	19,936	1,057,804
Glaukos Corp.*	15,603	830,704
Globus Medical, Inc., Class A*	22,818	1,359,268
ICU Medical, Inc.*	5,875	884,775
Integra LifeSciences Holdings Corp.*	34,618	1,466,419
Paragon 28, Inc.*	22,053	392,985
SomaLogic, Inc.*	30,686	88,989
STERIS PLC	6,226	1,035,259
Treace Medical Concepts, Inc.*	19,946	440,208
		8,499,545
Healthcare Services — 3.1%
Catalent, Inc.*	28,535	2,064,792
Chemed Corp.	1,266	552,685
Inotiv, Inc.*	16,802	283,114
		2,900,591
Holding Companies — 0.8%
Mirion Technologies, Inc. PIPE	103,971	776,663
Home Builders — 0.6%
Thor Industries, Inc.	7,696	538,566

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Furnishings — 0.6%
The Lovesac Co.*	25,509	$519,873
Household Products & Wares — 0.4%
Helen of Troy Ltd.*	4,324	417,007
Insurance — 1.2%
RLI Corp.	10,204	1,044,685
Trean Insurance Group, Inc.*	30,572	103,945
		1,148,630
Internet — 3.6%
CarParts.com, Inc.*	73,286	378,889
ChannelAdvisor Corp.*	44,438	1,006,965
Zendesk, Inc.*	10,975	835,197
Ziff Davis, Inc.*	16,948	1,160,599
		3,381,650
Machinery — Diversified — 4.8%
ATS Automation Tooling Systems, Inc.*	31,976	843,990
CSW Industrials, Inc.	9,858	1,180,988
Gates Industrial Corp. PLC*	39,412	384,661
Kornit Digital Ltd.*	5,786	153,966
Nordson Corp.	4,794	1,017,622
Zurn Elkay Water Solutions Corp.	37,916	928,942
		4,510,169
Miscellaneous Manufacturing — 2.4%
Carlisle Cos., Inc.	5,013	1,405,695
ITT, Inc.	12,912	843,670
		2,249,365
Oil & Gas — 1.9%
Helmerich & Payne, Inc.	12,182	450,369
Magnolia Oil & Gas Corp., Class A	45,435	900,067
PDC Energy, Inc.	6,707	387,597
		1,738,033
Packaging and Containers — 2.5%
Crown Holdings, Inc.	29,294	2,373,693
Pharmaceuticals — 4.2%
Ascendis Pharma A/S, ADR*	5,825	601,490
BellRing Brands, Inc.*	23,669	487,818
Centessa Pharmaceuticals PLC, ADR*	17,301	69,550
Eagle Pharmaceuticals, Inc.*	11,343	299,682
Heska Corp.*	3,113	227,000
Neurocrine Biosciences, Inc.*	13,313	1,413,974
Seres Therapeutics, Inc.*	47,834	307,094
Vaxcyte, Inc.*	21,103	506,472
		3,913,080
Retail — 2.1%
Casey's General Stores, Inc.	3,688	746,894
National Vision Holdings, Inc.*	22,251	726,495
Williams-Sonoma, Inc.	4,455	525,022
		1,998,411
Semiconductors — 4.7%
Entegris, Inc.	15,953	1,324,418
	Number of Shares	Value†

Semiconductors — (continued)
ON Semiconductor Corp.*	36,754	$2,290,877
Wolfspeed, Inc.*	7,131	737,060
		4,352,355
Software — 12.9%
Aspen Technology, Inc.*	2,378	566,440
Avalara, Inc.*	6,079	558,052
AvidXchange Holdings, Inc.*	53,745	452,533
Blackbaud, Inc.*	21,934	966,412
Broadridge Financial Solutions, Inc.	11,279	1,627,785
Clear Secure, Inc., Class A*	20,514	468,950
Consensus Cloud Solutions, Inc.*	12,654	598,534
CoreCard Corp.*	21,679	471,952
Dynatrace, Inc.*	23,054	802,510
Enfusion, Inc., Class A*	41,637	513,801
Envestnet, Inc.*	11,265	500,166
Expensify, Inc., Class A*	20,684	307,778
Global-e Online Ltd.*	6,660	178,222
LivePerson, Inc.*	26,820	252,644
PagerDuty, Inc.*	24,691	569,621
SS&C Technologies Holdings, Inc.	35,565	1,698,229
The Descartes Systems Group, Inc.*	24,493	1,555,204
		12,088,833
Telecommunications — 2.6%
Nice Ltd., ADR*	13,047	2,455,967
Transportation — 1.7%
CryoPort, Inc.*	19,745	480,988
Saia, Inc.*	5,689	1,080,910
		1,561,898
TOTAL COMMON STOCKS (Cost $76,662,315)		92,554,912

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $524,466)	9,463	780,603

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $577,162)	577,162	577,162
TOTAL INVESTMENTS — 100.6% (Cost $77,763,943)		$93,912,677
Other Assets & Liabilities — (0.6)%		(519,099)
TOTAL NET ASSETS — 100.0%		$93,393,578

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Growth Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PIPE— Private Investments in Public Equity.
PLC— Public Limited Company.
Country Weightings as of 9/30/2022††
United States	90%
Canada	3
Israel	3
India	2
United Kingdom	1
Denmark	1
Total	100%
††	% of total investments as of September 30, 2022.
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